OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2021	2020
Professional fees	$436,541	$297,636
Promotion expenses	36,024	37,433
Payroll	22,669	23,976
Commission	219,721	224,711
Others	143,400	63,921

Total	$858,355	$647,677

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)